Leases - Summary of Operating Lease Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure Of Operating Lease Additional Information [Abstract]
Operating cash flows from operating leases	¥ 106,288
Operating leases	¥ 127,362
Weighted average remaining lease term, Operating leases	1 year 7 months 2 days
Weighted average discount rate, Operating leases	4.52%